Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Taxes Payable [Abstract]
Enterprise income tax payable	$ 699,633	$ 351,691
Value-added tax, net	271,404	201,410
City maintenance and construction tax	17,018	14,478
Additional education fees	7,438	7,373
Other taxes	5,531	4,959
Total	$ 1,001,024	$ 579,911